Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current liabilities

	2019	2018
	£m	£m
Deferred income[1]	96	114
Customer contributions[2]	372	844
Other payables	340	359
	808	1,317

1.	Principally the deferral of profits relating to the sale of property, plant and equipment.

2.	From government-related entities.